Intangible assets	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Intangible assets	Intangible assets

	Acquired
	Customer relationships	Technology	Trademarks	Total
	$	$	$	$
Cost
Balance – December 31, 2022	1,335	502	43	1,880
Acquired in business combination	—	1,830	—	1,830
Effects of foreign exchange	47	17	1	65

	Acquired
	Customer relationships	Technology	Trademarks	Total
Balance – December 31, 2023	1,382	2,349	44	3,775
Effects of foreign exchange	(81)	(30)	(3)	(114)
Balance – December 31, 2024	1,301	2,319	41	3,661

Accumulated amortization
Balance – December 31, 2022	483	218	29	730
Amortization	226	373	14	613
Effects of foreign exchange	20	10	1	31
Balance – December 31, 2023	729	601	44	1,374
Amortization	224	469	—	693
Effects of foreign exchange	(51)	(23)	(3)	(77)
Balance – December 31, 2024	902	1,047	41	1,990

Carrying value
Balance – December 31, 2023	653	1,748	—	2,401
Balance – December 31, 2024	399	1,272	—	1,671